Goodwill and Intangible Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	$ 969,467	$ 956,009
Identifiable intangibles on acquisition of Intermeccanica
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	407,751	404,326
Goodwill on acquisition of Intermeccanica
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	549,760	539,941
Other intangibles
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	$ 11,956	$ 11,742